UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5385

DWS Value Series, Inc. (formerly Scudder Value Series, Inc.)

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 11/30

Date of reporting period: 02/28/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                          as of February 28, 2006 (Unaudited)

DWS Dreman Small Cap Value Fund

(formerly Scudder-Dreman Small Cap Value Fund)

	Shares	Value ($)

Common Stocks 93.4%
Consumer Discretionary 3.3%
Hotels Restaurants & Leisure 0.9%
Alliance Gaming Corp.*	250,600	3,708,880
Penn National Gaming, Inc.*	33,700	1,168,716
Shuffle Master, Inc.*	234,400	6,124,872

		11,002,468
Leisure Equipment & Products 0.4%
Lakes Entertainment, Inc.*	517,800	5,126,220
Specialty Retail 0.8%
Mettler-Toledo International, Inc.*	148,100	8,968,936
Textiles, Apparel & Luxury Goods 1.2%
Phillips-Van Heusen Corp.	190,464	6,761,472
Wolverine World Wide, Inc.	308,450	6,804,407

		13,565,879
Consumer Staples 2.3%
Consumer Products 0.2%
Helen of Troy Ltd.*	88,000	1,760,880
Food & Staples Retailing 0.2%
Centerplate, Inc. (IDS)	34,300	445,214
Nash Finch Co.	78,700	2,439,700

		2,884,914
Food Products 1.5%
Chiquita Brands International, Inc.	374,000	6,440,280
Ralcorp Holdings, Inc.*	281,100	10,856,082

		17,296,362
Tobacco 0.4%
Universal Corp.	17,700	719,859
Vector Group Ltd.	184,910	3,441,175

		4,161,034
Energy 7.5%
Energy Equipment & Services 4.1%
Atwood Oceanics, Inc.*	31,200	2,813,616
Grant Prideco, Inc.*	215,500	8,721,285
Helix Energy Solutions Group, Inc.*	156,100	5,496,281
Holly Corp.	79,500	4,746,150
Matrix Service Co.*	263,800	2,920,266
Oil States International, Inc.*	185,800	6,415,674
Superior Energy Services, Inc.*	282,800	7,352,800
Tidewater, Inc.	107,600	5,622,100
Willbros Group, Inc.*	160,400	3,045,996

		47,134,168
Oil, Gas & Consumable Fuels 3.4%
ATP Oil & Gas Corp.*	51,900	1,933,275

Bronco Drilling Co., Inc.*	79,200	1,917,432
Carrizo Oil & Gas, Inc.*	96,600	2,249,814
CNX Gas Corp. 144A*	87,700	1,889,058
Compton Petroleum Corp.*	110,200	1,439,014
Denbury Resources, Inc.*	76,500	2,168,775
Global Industries Ltd.*	432,900	5,502,159
McMoRan Exploration Co.*	141,900	2,510,211
Parallel Petroleum Corp.*	183,600	3,123,036
Petrohawk Energy Corp.*	632,700	7,991,001
Pioneer Drilling Co.*	180,100	2,591,639
Quest Resource Corp.*	244,600	3,204,260
Rosetta Resources, Inc. 144A*	155,000	2,790,000

		39,309,674
Financials 17.7%
Banks 3.0%
AmericanWest Bancorp.*	153,200	3,875,960
BankAtlantic Bancorp., Inc. "A"	156,800	2,140,320
Beverly Hills Bancorp., Inc.	110,500	1,146,990
Calnet Business Bank*	54,300	830,790
Centennial Bank Holdings, Inc.*	600,000	7,152,000
International Bancshares Corp.	103,500	2,994,255
NewAlliance Bancshares, Inc.	428,900	6,086,091
PFF Bancorp., Inc.	126,100	3,963,323
Provident Bankshares Corp.	82,000	2,982,340
Sterling Financial Corp.	122,407	3,542,459

		34,714,528
Consumer Finance 0.2%
ASTA Funding, Inc.	55,900	1,946,438
Diversified Financial Services 1.7%
Apollo Investment Corp.	294,800	5,539,292
CBRE Realty Finance, Inc. 144A	300,000	4,763,700
CMET Finance Holdings, Inc.*	10,800	291,600
Commercial Capital Bancorp., Inc.	275,100	3,942,183
Hercules Technology Growth Capital, Inc.	140,400	1,516,320
NGP Capital Resources Co.	94,749	1,322,696
Prospect Energy Corp.	120,496	1,993,004

		19,368,795
Insurance 5.7%
AmCOMP, Inc.*	161,300	1,451,700
Amerisafe, Inc.*	430,400	4,174,880
Arch Capital Group Ltd.*	196,200	11,097,072
Aspen Insurance Holdings Ltd.	326,600	7,580,386
Endurance Specialty Holdings Ltd.	145,700	4,589,550
Meadowbrook Insurance Group, Inc.*	589,200	3,900,504
Odyssey Re Holdings Corp.	210,100	4,933,148
Platinum Underwriters Holdings Ltd.	75,500	2,311,810
ProCentury Corp.	329,400	4,058,208
Quanta Capital Holdings Ltd.*	549,800	2,556,570
Selective Insurance Group, Inc.	213,200	11,559,704
Tower Group, Inc.	437,400	7,912,566

		66,126,098
Real Estate 7.1%
Capital Lease Funding, Inc. (REIT)	393,000	4,260,120

Fieldstone Investment Corp. (REIT)	467,100	5,530,464
Jer Investors Trust, Inc. (REIT)	236,700	4,137,516
KKR Financial Corp. (REIT)	758,700	17,351,469
MortgageIT Holdings, Inc. (REIT)	436,200	5,081,730
Newcastle Investment Corp. (REIT)	393,959	9,423,499
NovaStar Financial, Inc. (REIT)	882,700	27,054,755
Thomas Properties Group, Inc. (REIT)	365,700	4,428,627
Vintage Wine Trust, Inc. (REIT) 144A	469,300	4,951,584

		82,219,764
Health Care 8.9%
Biotechnology 1.9%
Charles River Laboratories International, Inc.*	261,700	12,653,195
Serologicals Corp.*	400,700	9,692,933

		22,346,128
Health Care Equipment & Supplies 2.3%
Kinetic Concepts, Inc.*	317,700	11,786,670
Millipore Corp.*	54,100	3,750,753
PerkinElmer, Inc.	180,100	4,284,579
The Cooper Companies, Inc.	114,500	6,007,815

		25,829,817
Health Care Providers & Services 3.9%
Allied Healthcare International, Inc.*	659,600	3,192,464
Hanger Orthopedic Group, Inc.*	458,400	2,791,656
LifePoint Hospitals, Inc.*	89,839	2,790,399
Medco Health Solutions, Inc.*	76,312	4,252,105
Odyssey HealthCare, Inc.*	424,700	7,992,854
Option Care, Inc.	352,700	4,944,854
Pediatrix Medical Group, Inc.*	84,900	8,012,862
SFBC International, Inc.*	161,200	3,804,320
Triad Hospitals, Inc.*	164,200	7,070,452

		44,851,966
Pharmaceuticals 0.8%
Par Pharmaceutical Companies, Inc.*	230,700	6,861,018
Perrigo Co.	149,600	2,377,144

		9,238,162
Industrials 27.5%
Aerospace & Defense 4.3%
Applied Signal Technology, Inc.	164,800	3,862,912
ARGON ST, Inc.*	201,200	5,977,652
CAE, Inc.	1,066,100	8,880,613
DRS Technologies, Inc.	198,600	10,480,122
EDO Corp.	263,900	7,687,407
Herley Industries, Inc.*	228,300	4,294,323
K&F Industries Holdings, Inc.*	282,900	4,379,292
Triumph Group, Inc.*	87,400	3,657,690

		49,220,011
Building Products 0.9%
Levitt Corp. "A"	202,700	4,714,802
NCI Building Systems, Inc.*	104,100	6,004,488

		10,719,290
Commercial Services & Supplies 3.4%
American Ecology Corp.	314,700	5,985,594

Clean Harbors, Inc.*	116,900	3,855,362
Covanta Holding Corp.*	284,500	4,936,075
Duratek, Inc.*	600,500	13,162,960
Hudson Highland Group, Inc.*	244,100	4,049,619
Nobel Learning Communities, Inc.	204,200	1,939,900
WCA Waste Corp.*	749,600	5,457,088

		39,386,598
Construction & Engineering 8.4%
Chicago Bridge & Iron Co., NV (NY Shares)	370,400	9,063,688
EMCOR Group, Inc.*	369,800	16,119,582
Foster Wheeler Ltd.*	309,900	14,875,200
Granite Construction, Inc.	215,200	9,974,520
Insituform Technologies, Inc. "A"*	118,300	3,183,453
Perini Corp.*	155,400	4,722,606
Sterling Construction Co., Inc.*	32,000	589,440
URS Corp.*	338,300	14,746,497
Walter Industries, Inc.	211,800	13,942,794
Washington Group International, Inc.*	161,900	9,450,103

		96,667,883
Electrical Equipment 3.1%
General Cable Corp.*	958,700	25,884,900
Genlyte Group, Inc.*	102,600	6,348,888
Thomas & Betts Corp.*	77,700	3,822,840

		36,056,628
Industrial Conglomerates 0.2%
ESCO Technologies, Inc.*	42,400	2,153,072
Machinery 3.9%
Harsco Corp.	126,900	10,124,082
Oshkosh Truck Corp.	120,600	6,841,638
Terex Corp.*	201,700	15,964,555
Valmont Industries	132,000	4,800,840
Watts Water Technologies, Inc. "A"	199,000	7,120,220

		44,851,335
Marine 0.2%
Hornbeck Offshore Services, Inc.*	73,700	2,370,192
Road & Rail 1.6%
Genesee & Wyoming, Inc.*	224,800	10,284,600
Laidlaw International, Inc.	299,500	8,266,200

		18,550,800
Trading Companies & Distributors 1.5%
Aviall, Inc.*	149,900	5,718,685
WESCO International, Inc.*	197,800	11,337,896

		17,056,581
Information Technology 8.1%
Communications Equipment 2.3%
CommScope, Inc.*	755,200	18,117,248
InPhonic, Inc.*	1,414,100	7,947,242

		26,064,490
Computers & Peripherals 1.0%
Komag, Inc.*	247,500	11,592,900
Electronic Equipment & Instruments 2.4%
Aeroflex, Inc.*	666,100	8,659,300

Anixter International, Inc.	288,100	13,180,575
Scansource, Inc.*	92,400	5,369,364

		27,209,239
Internet Software & Services 0.1%
Corillian Corp.*	299,600	1,156,456
IT Consulting & Services 1.0%
CACI International, Inc. "A"*	95,500	5,755,785
Covansys Corp.*	423,200	6,339,536

		12,095,321
Semiconductors & Semiconductor Equipment 0.7%
MKS Instruments, Inc.*	158,900	3,553,004
OmniVision Technologies, Inc.*	183,900	4,689,450

		8,242,454
Software 0.6%
Sonic Solutions*	368,400	6,686,460
Materials 9.4%
Chemicals 1.0%
Georgia Gulf Corp.	141,300	4,055,310
NOVA Chemicals Corp.	77,000	2,513,280
Pioneer Companies, Inc.*	181,700	5,472,804

		12,041,394
Construction Materials 1.3%
Florida Rock Industries, Inc.	167,282	9,637,116
Headwaters, Inc.*	128,700	4,777,344

		14,414,460
Metals & Mining 7.1%
Aleris International, Inc.*	312,100	13,367,243
Century Aluminum Co.*	141,800	5,046,662
Goldcorp, Inc.	193,275	4,918,849
Metal Management, Inc.	181,400	5,117,294
Northern Orion Resources, Inc.*	624,800	2,305,512
Northwest Pipe Co.*	176,400	4,669,308
Oregon Steel Mills, Inc.*	437,700	16,580,076
Pan American Silver Corp.*	320,600	7,101,290
RTI International Metals, Inc.*	364,200	15,314,610
Uranium Resources, Inc.*	3,197,500	3,932,925
Worthington Industries, Inc.	192,900	3,780,840

		82,134,609
Telecommunication Services 0.2%
Diversified Telecommunication Services
Alaska Communications Systems Group, Inc.	216,600	2,402,094
Utilities 8.5%
Electric Utilities 1.7%
Allegheny Energy, Inc.*	279,100	9,980,616
Pike Electric Corp.*	208,600	3,973,830
Sierra Pacific Resources*	398,100	5,668,944

		19,623,390
Gas Utilities 2.4%
ONEOK, Inc.	307,800	9,415,602
Southern Union Co.*	710,115	17,483,032

		26,898,634

Independent Power Producers & Energy Traders 2.6%
Dynegy, Inc. "A"*	2,172,200	11,751,602
Mirant Corp.*	749,447	18,436,396

		30,187,998
Multi-Utilities 1.8%
CMS Energy Corp.*	179,800	2,531,584
Ormat Technologies, Inc.	216,900	8,335,467
TECO Energy, Inc.	277,800	4,739,268
WPS Resources Corp.	99,200	5,212,960

		20,819,279

Total Common Stocks (Cost $811,251,847)		1,076,453,799
Closed End Investment Company 0.6%
Tortoise Energy Infrastructure Corp. (Cost $5,489,142)	222,757	6,553,511
Exchange Traded Funds 0.0%
PowerShares Lux Nanotech Portfolio (Cost $505,302)	31,800	558,090
Cash Equivalents 5.2%
Cash Management QP Trust, 4.51% (a) (Cost $60,029,852)	60,029,852	60,029,852
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 877,276,143)	99.2	1,143,595,252
Other Assets and Liabilities, Net	0.8	9,041,992

Net Assets	100.0	1,152,637,244

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

IDS: Income Deposit Securities
REIT: Real Estate Investment Trust

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Dreman Small Cap Value Fund, a series of DWS Value Series, Inc.

By:	/s/Michael Colon
Michael Colon

President

Date:	April 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Dreman Small Cap Value Fund, a series of DWS Value Series, Inc.

By:	/s/Michael Colon
Michael Colon

President

Date:	April 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 April 21, 2006